STOCK OPTIONS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
STOCK OPTIONS
Maximum number of share available for stock option	15,000,000
Issued and outstanding common shares perctange	15.00%
Stock option granted	6,350,000
Weighted average grant-date fair value		$ 0.37